Basic and Diluted Net Earnings/(Loss) per Share - Schedule of Basic Earnings/(Loss) per Share and Diluted Earnings/(Loss) per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income/(loss) attributable to ECMOHO Limited	$ (13,298,912)	$ 2,296,555	$ 6,123,990
Less: Accretion on convertible redeemable preferred shares to redemption value		(1,022,461)	(3,038,407)
Less: Accretion to redemption value of redeemable non-controlling interests		(311,757)	(129,896)
Less: Extinguishment of convertible redeemable preferred shares			(24,763,245)
Net (loss)/income attributable to ECMOHO Limited’s ordinary shareholders	(13,298,912)	962,337	(21,807,558)
Net income/(loss) attributable to ordinary shareholders-Diluted	$ (13,298,912)	$ 962,337	$ (21,807,558)
Denominator:
Denominator for basic (loss)/earnings per share weighted-average ordinary shares outstanding	139,619,496	98,104,216	84,970,000
Dilutive impact of restricted share units		547,469
Denominator for dilutive earnings/(loss) per share weighted-average ordinary shares outstanding	139,619,496	115,644,864	84,970,000
Basic earnings/(loss) per ordinary share:	$ (0.10)	$ 0.01	$ (0.26)
Diluted earnings/(loss) per ordinary share:	$ (0.10)	$ 0.01	$ (0.26)
ADS
Denominator:
Denominator for basic (loss)/earnings per share weighted-average ordinary shares outstanding	34,904,874	24,526,054	21,242,500
Denominator for dilutive earnings/(loss) per share weighted-average ordinary shares outstanding	34,904,874	28,911,216	21,242,500
Basic earnings/(loss) per ordinary share:	$ (0.38)	$ 0.04	$ (1.03)
Diluted earnings/(loss) per ordinary share:	$ (0.38)	$ 0.03	$ (1.03)
Class A-1 Convertible Redeemable Preferred Shares
Denominator:
Dilutive impact of preferred shares conversion		7,954,232
Class A-2 Convertible Redeemable Preferred Shares
Denominator:
Dilutive impact of preferred shares conversion		9,038,947